UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02631

Chestnut Street Exchange Fund
(Exact name of registrant as specified in charter)

223 Wilmington West Chester Pike

Chadds Ford, PA 19137
(Address of principal executive offices) (Zip code)

Frederick C. Teufel, Jr.

Chestnut Street Exchange Fund

223 Wilmington West Chester Pike

Chadds Ford, PA 19137
(Name and address of agent for service)

1-866-311-7541

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

(a)

Chestnut Street Exchange Fund
CHNTX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Chestnut Street Exchange Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/chestnutstreet/. You can also request this information by contacting us at 1-866-311-7541.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Chestnut Street Exchange Fund	$51	0.48%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During 2024, the Fund returned 12.92%, underperforming its benchmark index, the S&P 500, which returned 25.02% during the same period.
Underperformance during the year came primarily from the information technology, communication services, and consumer discretionary sectors. The Fund’s position in Intel Corporation negatively affected performance, as the resignation of CEO Pat Gelsinger in the middle of a difficult turnaround caused the stock to continue its decline to end the year. Nike, Inc. saw their stock underperform as the company continued to struggle with inventory and retail sales issues, as their prior ‘direct to consumer’ strategy did not bear fruit. In addition, the Fund’s technology sector holdings did not include two large holdings in the S&P 500, NVIDIA Corporation and Broadcom Incorporated, which both gained over 100% during the year and were a key factor in the Fund’s relative underperformance to the S&P 500 Index.
Outperformance during the year came primarily from the consumer staples and financial sectors of the Fund. Walmart, Inc. significantly outperformed the broader index as the company continued to bring in more high-income consumers due to the inflationary environment of the past several years, in addition to expanding its online delivery product. Both JPMorgan Chase & Co. and Wells Fargo & Co. outperformed the financial sector and the broader index in 2024, as expectations of lower regulations and a more upward-sloping yield curve generated higher expectations for earnings from large U.S. banks going forward.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Chestnut Street Exchange Fund	PAGE 1	TSR-AR-166668103

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Chestnut Street Exchange Fund	12.92	8.66	8.97
S&P 500 TR	25.02	14.53	13.10
Dow Jones Industrial Average - Total Return	14.99	10.55	11.57
Visit https://funddocs.filepoint.com/chestnutstreet/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$175,415,604
Number of Holdings	37
Net Advisory Fee	$171,614
Portfolio Turnover	0%
Visit https://funddocs.filepoint.com/chestnutstreet/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top Industries	(% of Net Assets)
Software & Services	15.9%
Media & Entertainment	10.8%
Banks	8.5%
Technology Hardware & Equipment	8.3%
Materials	7.9%
Capital Goods	7.2%
Pharmaceuticals, Biotechnology & Life Sciences	6.7%
Energy	4.2%
Food, Beverage & Tobacco	4.2%
Cash Equivalents & Other	26.3%

Top 10 Issuers	(% of Net Assets)
Microsoft Corp.	7.9%
Apple, Inc.	7.6%
JPMorgan Chase & Co.	5.3%
Abbott Laboratories	4.8%
Moody’s Corp.	4.8%
Air Products and Chemicals, Inc.	4.7%
Oracle Corp.	4.7%
Alphabet, Inc. - Class A	4.6%
Emerson Electric Co.	4.4%
Union Pacific Corp.	4.4%
Material Fund Changes:
This is a summary of certain changes to the Fund since December 31, 2023.
The Board of Managing General Partners of the Fund unanimously voted to approve, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Plan of Reorganization”) whereby the Fund would be reorganized into the SGI Enhanced Market Leaders ETF, a newly-organized series of RBB Fund, Inc. The shareholder vote to approve the Plan of Reorganization and date of closing of the reorganization is expected to occur in April of 2025.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://funddocs.filepoint.com/chestnutstreet/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Chestnut Street Exchange Fund documents not be householded, please contact Chestnut Street Exchange Fund at 1-866-311-7541, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Chestnut Street Exchange Fund or your financial intermediary.
Chestnut Street Exchange Fund	PAGE 2	TSR-AR-166668103

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

(a) A copy of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of managing general partners has determined that the registrant has at least one “audit committee financial expert” serving on its audit committee. Langhorne B. Smith is the “audit committee financial expert” and is “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $21,400 for 2024 and $21,400 for 2023.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2024 and $0 for 2023.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,500 for 2024 and $3,000 for 2023. These fees are related to the preparation of tax returns.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2024 and $0 for 2023.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Audit Committee does not have pre-approval policies and procedures. Instead, the Audit Committee approves on a case-by-case basis each audit or non-audit service before the accountant is engaged by the Registrant.

(e)(2)	No services described in paragraph (b) through (d) were approved by the Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(c) of Regulation S-X.

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2024 and $0 for 2023.

(h)	Not applicable

(i)	Not applicable

(j)	Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

CHESTNUT STREET EXCHANGE FUND
(A California Limited Partnership)
Core Annual Financial Statements
December 31, 2024

Chestnut Street Exchange Fund
(A California Limited Partnership)
Schedule of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS - 98.8%
Banks - 8.5%
Bank of America Corp.	39,255	$1,725,257
JPMorgan Chase & Co.	38,872	9,318,007
Wells Fargo & Co.	55,125	3,871,980
		14,915,244
Capital Goods - 7.2%
3M Co.	18,556	2,395,394
Emerson Electric Co.	62,908	7,796,189
GE Vernova, Inc.	2,353	773,972
General Electric Co.	9,415	1,570,328
		12,535,883
Consumer Discretionary Distribution & Retail - 5.7%
Amazon.com, Inc.(a)	16,666	3,656,354
Home Depot, Inc.	16,394	6,377,102
		10,033,456
Consumer Durables & Apparel - 0.7%
NIKE, Inc. - Class B	17,287	1,308,107
Consumer Staples Distribution & Retail - 2.3%
Walmart, Inc.	44,853	4,052,469
Energy - 4.2%
Exxon Mobil Corp.	47,783	5,140,017
Schlumberger NV	57,711	2,212,640
		7,352,657
Financial Services - 4.8%
Moody’s Corp.	17,698	8,377,702
Food, Beverage & Tobacco - 4.2%
Altria Group, Inc.	12,580	657,808
Mondelez International, Inc. - Class A	8,737	521,861
PepsiCo, Inc.	30,497	4,637,374
Philip Morris International, Inc.	12,580	1,514,003
		7,331,046
Health Care Equipment & Services - 5.1%
Abbott Laboratories	74,789	8,459,384
GE HealthCare Technologies, Inc.	3,138	245,329
Solventum Corp.(a)	4,639	306,452
		9,011,165
Household & Personal Products - 0.3%
Kenvue, Inc.	26,378	563,170
Materials - 7.9%
Air Products and Chemicals, Inc.	28,579	8,289,053
Cabot Corp.	60,180	5,495,036
		13,784,089

	Shares	Value
Media & Entertainment - 10.8%
Alphabet, Inc. - Class A	42,416	$8,029,349
Comcast Corp. - Class A	97,417	3,656,060
Paramount Global - Class B	41,580	434,927
Walt Disney Co.	60,469	6,733,223
		18,853,559
Pharmaceuticals, Biotechnology & Life Sciences - 6.7%
Johnson & Johnson	43,842	6,340,430
Merck & Co., Inc.	54,860	5,457,473
		11,797,903
Semiconductors & Semiconductor Equipment - 1.8%
Intel Corp.	157,922	3,166,336
Software & Services - 15.9%
Check Point Software Technologies Ltd.(a)	31,254	5,835,122
Microsoft Corp.	32,788	13,820,142
Oracle Corp.	49,558	8,258,345
		27,913,609
Technology Hardware & Equipment - 8.3%
Apple, Inc.	53,471	13,390,208
Cisco Systems, Inc.	19,716	1,167,187
		14,557,395
Transportation - 4.4%
Union Pacific Corp.	33,983	7,749,483
TOTAL COMMON STOCKS (Cost $18,738,569)		173,303,273
TOTAL INVESTMENTS - 98.8% (Cost $18,738,569)		$173,303,273
Assets in Excess of Other liabilities - 1.2%		2,112,331
TOTAL NET ASSETS - 100.0%		$175,415,604

The accompanying notes are an integral part of these financial statements.

1

Chestnut Street Exchange Fund
(A California Limited Partnership)
Schedule of Investments
December 31, 2024(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
NV - Naamloze Vennootschap
(a)	Non-income producing security.
Fair Value Measurements. The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
Level 1 –
quoted prices in active markets for identical securities
Level 2 –
other significant observable inputs (including quoted prices for identical securities in inactive markets and for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of inputs used, as of December 31, 2024, in valuing the Fund’s investments carried at value:

	Total Value at December 31, 2024	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Observable Inputs
Investments in Common Stocks*	$173,303,273	$173,303,273	$ —	$ —

*	See details of industry breakout in the Schedule of Investments.
At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.
For federal income tax purposes, distributions of net investment income and short-term capital gains are treated as ordinary income dividends.
The accompanying notes are an integral part of these financial statements.

2

CHESTNUT STREET EXCHANGE FUND
(A California Limited Partnership)
Statement of Assets & Liabilities
December 31, 2024

Assets
Investments in securities, at value (cost $18,738,569)	$ 173,303,273
Cash equivalents	2,525,246
Dividends receivable	187,311
Interest receivable	9,297
Receivable for investments sold	396
Prepaid expenses	40,820
Total assets	176,066,343
Liabilities
Payable for distributions	612,079
Accrued advisory fees	15,314
Accrued partners’ compensation	11,790
Accrued expenses and other liabilities	11,556
Total liabilities	650,739
NET ASSETS	$175,415,604
Net Assets consisted of:
Other capital - paid-in or reinvested	$20,850,900
Distributable earnings	$154,564,704
Net assets (Applicable to 155,826 partnership shares outstanding)	$175,415,604
Net asset value offering and redemption price per share ($175,415,604 / 155,826 shares)	$1,125.72
Net Assets applicable to shares owned by:
Limited partners (155,793 shares)	$175,378,455
Managing general partners (33 shares)	37,149
Net assets (155,826 shares)	$175,415,604

The Fund has unlimited shares authorized with no par value.
The accompanying notes are an integral part of these financial statements.

3

CHESTNUT STREET EXCHANGE FUND
(A California Limited Partnership)
Statement of Operations
Year Ended December 31, 2024

INVESTMENT INCOME
Dividends		$2,927,187
Interest		111,924
Total investment income		3,039,111
EXPENSES
Legal fees (Note D)		226,877
Investment advisory services (Note D)		171,614
Administration and accounting fees (Note D)		174,380
Officer’s salary and expenses (Note D)		69,244
Managing general partners’ compensation (Note D)		47,037
Transfer agent fees (Note D)		43,164
Insurance		24,789
Audit fees		24,431
Custodian fees (Note D)		23,226
Printing		13,978
Other fees and expenses		11,686
Total expenses		830,426
Net investment income		2,208,685
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from securities transactions: distributed on redemption of partnership shares		7,497,629
Unrealized appreciation from investments
Beginning of year	$143,523,958
End of year	154,564,704
Net change in unrealized appreciation		11,040,746
Net realized and unrealized gain from investments		18,538,375
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS		$ 20,747,060

The accompanying notes are an integral part of these financial statements.

4

CHESTNUT STREET EXCHANGE FUND
(A California Limited Partnership)
Statements of Changes in Net Assets

	Year Ended December 31,
	2024	2023
Increase/(Decrease) in net assets Operations:
Net investment income	$2,208,685	$2,454,041
Net realized gain from securities transactions: distributed on redemption of partnership shares	7,497,629	22,104,351
Net realized gain from investments	—	27
Net change in unrealized appreciation on investments	11,040,746	3,775,847
Net increase in net assets resulting from operations	20,747,060	28,334,266
Distributions to partners from:
Ordinary income	(2,208,778)	(2,454,366)
Return of capital	(27,206)	—
Total distributable earnings	(2,235,984)	(2,454,366)
Capital share transactions:
Net asset value of 193(1) and 131(2) shares issued in lieu of cash distributions, respectively	213,842	124,530
Cost of 7,254(3) and 24,640(4) shares repurchased, respectively	(7,784,477)	(23,346,768)
Net decrease in net assets from capital share transactions	(7,570,635)	(23,222,238)
Total net increase in net assets	10,940,441	2,657,662
Net assets:
Beginning of year	164,475,163	161,817,501
End of year	$ 175,415,604	$164,475,163

(1)	Includes 193 Limited partners’ shares and 0 Managing general partners’ shares.
(2)	Includes 131 Limited partners’ shares and 0 Managing general partners’ shares.
(3)	Includes 7,254 Limited partners’ shares and 0 Managing general partners’ shares.
(4)	Includes 24,640 Limited partners’ shares and 0 Managing general partners’ shares.
The accompanying notes are an integral part of these financial statements.

5

CHESTNUT STREET EXCHANGE FUND
(A California Limited Partnership)
FINANCIAL HIGHLIGHTS
(For a share of the Fund outstanding throughout each year)

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$1,009.75	$863.50	$1,024.81	$860.00	$796.22
Income From Investment Operations:
Net investment income(a)	13.90	13.87	13.65	10.66	9.51
Net gain (loss) on securities (both realized and unrealized)	116.22	146.62	(160.85)	165.24	63.81
Total from investment operations	130.12	160.49	(147.20)	175.90	73.32
Less Distributions:
From return of capital	(0.00)(b)	—	—	—	—
From net investment income	(14.15)	(14.24)	(14.11)	(11.09)	(9.54)
Net asset value, end of year	$1,125.72	$1,009.75	$863.50	$1,024.81	$860.00
Total return	12.92%	18.71%	(14.34)%	20.54%	9.39%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$175,416	$164,475	$161,818	$213,527	$209,441
Ratios to average net assets:
Expenses
Including waivers	0.48%	0.52%	0.47%	0.56%	0.81%
Excluding waivers	0.48%	0.52%	0.47%	0.57%	0.83%
Net investment income	1.29%	1.51%	1.53%	1.11%	1.26%
Portfolio turnover rate(c)	0.00%	0.00%	0.00%	0.00%	0.00%

(a)	Net investment income per share is based on average shares outstanding.
(b)	Return of capital distribution will be less then $0.01
(c)	Excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

6

CHESTNUT STREET EXCHANGE FUND
(A California Limited Partnership)
NOTES TO FINANCIAL STATEMENTS
December 31, 2024
(A) ORGANIZATION
Chestnut Street Exchange Fund (the “Fund”), a California Limited Partnership, is registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment management company. The Fund’s investment objective is to seek long- term growth of capital and, secondarily, current income. Effective January 1, 1998, the Fund changed its status for tax purposes from a partnership to a regulated investment company. The change resulted from the enactment of the “Publicly Traded Partnership” rules to the Internal Revenue Code in 1987 which first applied to the Fund after 1997. The Fund is an investment company and therefore follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
(B) SIGNIFICANT ACCOUNTING PRINCIPLES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuations – Securities listed or traded on an exchange are valued generally at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, valued at the closing bid price on that day. The Fund’s cash equivalent investment, which is comprised of an investment in First American Funds, Inc., is valued at its net asset value. The Fund’s cash equivalent investment maintains a balance that is uninsured by the Federal Deposit Insurance Company. Each security reported on the NASDAQ Stock Market, Inc. is valued at the NASDAQ Official Close Price. Securities for which market quotations are not readily available or are believed to be unreliable are valued at fair value as determined in good faith in accordance with Rule 2a-5 under the 1940 Act. The Fund adopted valuation policies and procedures conforming to the new rules and designated Mitchell Sinkler & Starr, Inc. as valuation designee for the Fund’s holdings, effective September 8, 2022. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains and losses on sales and redemptions in-kind are computed on the basis of specific identification for both financial reporting and income tax purposes. For securities exchanged into the Fund at the Fund’s inception in 1976, the cost for financial reporting purposes is the value of those securities as used in the exchange. The cost, for income tax purposes, of securities exchanged into the Fund is the tax basis of the individual investor. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income are recorded at fair value of the security received.
Distributions – Distributions from net investment income are paid quarterly and recorded on the ex-dividend date. Distributions of capital gains, if any, are paid annually and recorded on the ex-dividend date.
Federal Income Taxes – The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income which is distributed to shareholders. The Fund currently intends to retain all of its net long-term capital gains and pay the income tax at the applicable corporate income tax rate. The Fund may change this policy at any time and distribute up to all of its net long-term gains to shareholders.
For the years 2023 and 2024, the Fund did not distribute net long-term capital gains, and did not retain any gains. As such, the Fund did not pay any tax at the corporate income tax rate.
During the year ended December 31, 2024, the Fund utilized no capital loss carryover from prior years and has no capital loss carryover as of December 31, 2024.

7

CHESTNUT STREET EXCHANGE FUND
(A California Limited Partnership)
NOTES TO FINANCIAL STATEMENTS
December 31, 2024(Continued)
Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2021–2024) and has concluded that no provision for federal income tax is required in the Fund’s financial statements, except as noted above. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
At December 31, 2024, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$18,738,569
Gross unrealized appreciation	154,858,907
Gross unrealized depreciation	(294,203)
Net unrealized appreciation	$154,564,704

(C) New Accounting Pronouncement
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by Mitchell Sinkler & Starr Inc., who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
(D) INVESTMENT ADVISORY FEES, OTHER SERVICES AND TRANSACTIONS WITH AFFILIATES
The Advisory Agreement provides for a fee, computed daily and paid monthly at the annual rate of 0.10% of the Fund’s net assets. For the year ended December 31, 2024, fees paid via the Advisory Agreement to Mitchell Sinkler & Starr Inc., amounted to $171,614.
U.S. Bancorp Fund Services, doing business as U.S. Bank Global Fund Services serves as the Fund’s administrator, accounting agent, transfer agent and dividend disbursing agent. U.S. Bank, NA serves as the Fund’s custodian.
The Managing General Partners each receive a fixed fee as compensation for their services, fees for attending Board meetings and reimbursement of expenses incurred attending Board meetings. In addition, the Chairman, President, Chief Financial Officer and Chief Compliance Officer receive additional payments for overseeing the Fund’s activities, plus reimbursements of related expenses. For the year ended December 31, 2024, payments to or for the Managing General Partners, Chairman, President, Chief Financial Officer and Chief Compliance Officer amounted to $116,281, which can be found on the Statement of Operations on the line items Officer's salary and expenses and Managing general partners' compensation.
Legal fees amounting to $226,877 for the year ended December 31, 2024 were paid to Faegre Drinker Biddle & Reath LLP. A partner of the law firm is the Secretary of the Fund.

8

CHESTNUT STREET EXCHANGE FUND
(A California Limited Partnership)
NOTES TO FINANCIAL STATEMENTS
December 31, 2024(Continued)
(E) INVESTMENT TRANSACTIONS
There were no purchases and sales of investment securities (excluding short-term obligations and redemptions in-kind) for the year ended December 31, 2024.
(F) DISTRIBUTIONS TO SHAREHOLDERS
Net investment income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The primary difference applicable to the Fund’s distributions is the requirement to pass through 40% of its aggregate expenses to the partners of the Fund. This is required because the Fund has fewer than 500 partners and does not continuously offer shares. The partners have treated this pass-through of expenses as a distribution of net investment income and a corresponding miscellaneous itemized deduction of investment expense, however, in tax years 2019 through 2025, as a result of the Tax Cuts and Jobs Act of 2017, the investment expenses are no longer deductible.
The tax character of distributions paid during 2024 and 2023 were as follows:

	2024	2023
Ordinary income	$2,208,778	$ 2,454,366
Return of capital	$27,206	$—
Distributed to partners	$2,235,984	$2,454,366

For federal income tax purposes, distributions of net investment income and short-term capital gains are treated as ordinary income dividends.
(G) IN-KIND DISTRIBUTION OF SECURITIES
During the year ended December 31, 2024, the Fund distributed portfolio securities in lieu of cash for most shareholder redemptions. The value of these redemptions in portfolio securities and cash redemptions were as follows:

	Value of the Redemptions	Net Realized Gain Included in Redemptions	Fund Shares Redeemed
Portfolio Securities	$7,697,135*	$7,497,629	7,254
Cash	87,342	—	—
	$7,784,477	$7,497,629	7,254

*	Includes $4,584 in cash redeemed.
Net realized gains from these in-kind transactions are not taxable to the Fund. Such gains are not distributed to shareholders and will be reclassified to paid-in capital at the Fund’s fiscal year end. These transactions were completed following guidelines approved by the Managing General Partners.
(H) INDEMNIFICATIONS
In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated. However, based on experience, the risk of material loss for such claims is considered remote.

9

CHESTNUT STREET EXCHANGE FUND
(A California Limited Partnership)
NOTES TO FINANCIAL STATEMENTS
December 31, 2024(Continued)
(I) TAX MATTERS
At December 31, 2024, the components of distributable earnings on a tax basis were as follows:

Accumulated net investment loss	$—
Accumulated net realized gain	—
Net unrealized appreciation on investments	154,564,704
$154,564,704

On December 31, 2024, distributable earnings were decreased by $7,497,536 and additional paid in capital was increased by $7,497,536 due to permanent book and tax treatment of realized gains and losses attributable to redemptions in kind and differences in book and tax cost of securities described in Note B above. Net Assets of the Fund were unaffected by this change.
(J) SUBSEQUENT EVENTS
The Board of Managing General Partners of the Fund unanimously voted to approve, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Plan of Reorganization”) whereby the Fund would be reorganized into the SGI Enhanced Market Leaders ETF, a newly-organized series of RBB Fund, Inc. The shareholder vote to approve the Plan of Reorganization and date of closing of the reorganization is expected to occur in April of 2025.
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and determined that there were no other subsequent events requiring recognition or disclosure.

10

CHESTNUT STREET EXCHANGE FUND
(A California Limited Partnership)
Report of Independent Registered Public Accounting Firm
To the Partners of Chestnut Street Exchange Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets & liabilities, including the schedule of investments, of Chestnut Street Exchange Fund (the “Fund”) as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, and the changes in net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The Fund’s financial highlights for the years ended December 31, 2022, and prior, were audited by other auditors whose report dated February 22, 2023, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
February 28, 2025

11

CHESTNUT STREET EXCHANGE FUND
(A California Limited Partnership)
ADDITIONAL INFORMATION (Unaudited)
Annual Approval of Investment Advisory Agreement
At a meeting held on December 11, 2024, the Managing General Partners of the Chestnut Street Exchange Fund (the “Fund”), including a majority of the Independent Managing General Partners, approved the continuation of the investment advisory agreement with Mitchell Sinkler & Starr, Inc. (“MS&S”) with respect to the Fund for an additional one year period. Pursuant to relief granted by the U.S. Securities and Exchange Commission in light of the COVID-19 pandemic (the “Order”) and a determination by the Managing General Partners that reliance on the Order was appropriate due to circumstances related to the current or potential effects of COVID-19, the meeting was held by video and telephone conference. In connection with this approval, the Managing General Partners considered, with the assistance of independent counsel, their legal responsibilities and reviewed the nature and quality of services provided to the Fund and MS&S’ experience and qualifications. The Managing General Partners reviewed and considered MS&S’ reports and presentations that included among other things: (1) the nature and extent of the services provided to the Fund; (2) the experience and qualifications of the investment professionals who provide these services; (3) MS&S’ investment process applied to the Fund; (4) the current organizational structure of the firm and any expected changes; (5) information on MS&S’ approach to retention and compensation of investment advisory and other key personnel; (6) MS&S’ assets under management and client relationships; (7) the advisory fee for the Fund and the advisory fee arrangements with its other clients; (8) its financial condition, Form ADV and insurance coverage; (9) its trade allocation, best execution and soft dollar commission policies; (10) its compliance processes; and (11) any ancillary benefits and entrepreneurial risks. Since the Fund is closed to new investors, economies of scale were not considered relevant.
The Managing General Partners considered the scope and quality of services provided by MS&S, particularly the qualifications and capabilities of the personnel responsible for providing services to the Fund. On the basis of this evaluation, the Managing General Partners concluded that the nature, quality and extent of services provided by MS&S were satisfactory. The Managing General Partners also considered the MS&S’ representation that it does not manage any other accounts with similar investment objectives and strategy as the Fund. The Managing General Partners reviewed the overall performance record of the Fund, its investment style and the resources that MS&S applies in managing the Fund.
After discussion, the Managing General Partners concluded that MS&S had the capabilities, resources and personnel necessary to manage the Fund. The Managing General Partners considered the services provided by MS&S and the fees paid by the Fund, as well as the Fund’s performance and other information presented and discussed, and the Managing General Partners concluded that the advisory fees paid by the Fund are reasonable and fair.

12

CHESTNUT STREET EXCHANGE FUND
(A California Limited Partnership)
Additional Information (Unaudited) (Continued)
Liquidity Risk Management Program
The Fund adopted a Liquidity Risk Management Program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 Act, as amended (the “Liquidity Rule”). The Program seeks to assess, manage and review the Fund’s Liquidity Risk. “Liquidity Risk” is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund.
The Fund’s Board of Managing General Partners appointed Vigilant Compliance, LLC to be the administrator of the Program (the “Program Administrator”). Among other things, the Liquidity Rule requires that the Program Administrator provide a written report to the Board on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation, including the operation of the Highly Liquidity Investment Minimum (“HLIM”) established for the Fund, if any, and any material changes to the Program (the “Report”). On December 11, 2024, the Board received the annual Report concerning the operation of the Program for the period from October 1, 2023 through September 30, 2024 (the “Program Reporting Period”). The Report summarized the operation of the Program and the information and factors considered by the Program Administrator in assessing whether the Program had been adequately and effectively implemented. There were no material changes to the Program during the Program Reporting Period and the Fund was not required to set a HLIM. The Report concluded that the Program continues to be an effective tool in seeking to ensure the Fund’s compliance with the Liquidity Rule.
Other Information (Unaudited)
Proxy Voting
Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (866) 311-7541 and on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Schedule
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended March 31 and September 30) on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available on the SEC website at http://www.sec.gov.
Tax Information
As required by the Internal Revenue Code, 100% of ordinary income dividends paid for the year ended December 31, 2024 have been designated as: 1) qualified for the reduced tax rate under The Job and Growth Relief Reconciliation Act of 2003, and 2) eligible for the dividend received deduction for corporate shareholders.

13

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

See Item 1(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Managing General Partners.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive and Principal Financial Officers have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not Applicable

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons

Not Applicable

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Chestnut Street Exchange Fund

By (Signature and Title)	/s/ Frederick C. Teufel
Frederick C. Teufel, Jr., President & Chief Compliance Officer
(principal executive officer)

Date	3/5/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Frederick C. Teufel
Frederick C. Teufel, Jr., President & Chief Compliance Officer
(principal executive officer)

Date	3/5/2025

By (Signature and Title)	/s/ Frederick C. Teufel
Frederick C. Teufel, Jr., Chief Financial Officer
(principal financial officer)

Date	3/5/2025

* Print the name and title of each signing officer under his or her signature.